FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                                    issued by

                           RBC VARIABLE LIFE ACCOUNT A

                                       and

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                         SUPPLEMENT DATED MAY 1, 2006 TO
                          PROSPECTUS DATED MAY 1, 2006


         The following supplements and/or replaces certain information regarding the underlying funds for the Flexible Premium Adjustable Variable Life Insurance Policy (Policy) offered by Business Men's Assurance Company of America.

         The Investment Options described in the Prospectus are available (as indicated) for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

         The following Investment Options are not available for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

THE ALGER AMERICAN FUND (Class O Shares)
     Managed By Fred Alger Management, Inc.
         Alger American Growth Portfolio
         Alger American Leveraged AllCap Portfolio
         Alger American MidCap Growth Portfolio

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")
     Managed By The Dreyfus Corporation
         Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)

Please see the accompanying fund prospectuses for information regarding the Investment Options, including a discussion of the investment objectives, policies, restrictions and risks and the fees and expenses of each Investment Option.




           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY

                                    issued by

                           RBC VARIABLE LIFE ACCOUNT A

                                       and

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                         SUPPLEMENT DATED MAY 1, 2006 TO
                          PROSPECTUS DATED MAY 1, 2006


         The following supplements and/or replaces certain information regarding the underlying funds for the Flexible Premium Adjustable Variable Life Insurance Policy (Policy) offered by Business Men's Assurance Company of America as Advantage Variable Universal Life contained in your prospectus.

         The Investment Options described in the Prospectus are available (as indicated) for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

         The following Investment Options are not available for new money, additional Premiums, transfers, Dollar Cost Averaging, Asset Rebalancing and Asset Allocation.

40|86 SERIES TRUST(1)
     Managed By 40|86 Advisors, Inc.(2)
         Fixed Income Portfolio

     Sub-advised by Chicago Equity Partners, LLC
         Equity Portfolio

(1) Effective September 19, 2003, the Conseco Series Trust name changed to 40|86 Series Trust.

(2) Effective September 17, 2003, Conseco Capital Management, Inc. changed its name to 40|86 Advisors, Inc.

THE ALGER AMERICAN FUND
     Managed By Fred Alger Management, Inc.
         Alger American Small Capitalization Portfolio (Class O)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     Managed By American Century Global Investment Management, Inc.
         VP International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     Managed By The Dreyfus Corporation

FEDERATED INSURANCE SERIES
     Managed By Federated Equity Management Company of Pennsylvania
         Sub-Advised by Federated Investment Management Company
         Federated Capital Income Fund II

     Managed By Federated Global Investment Management Corp.
         Federated International Equity Fund II

JANUS ASPEN SERIES (Institutional Shares)
     Managed by Janus Capital Management LLC
         Janus Aspen Series Large Cap Growth Portfolio (formerly
         Janus Aspen Series Growth Portfolio)
         Janus Aspen Series Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     Managed By Neuberger Berman Management Inc.
         Limited Maturity Bond Portfolio
         Partners Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
     Advised By Van Eck Associates Corporation
         Worldwide Emerging Markets Fund
         Worldwide Real Estate Fund

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS*
     Managed By Wells Fargo Management LLC
         Wells Fargo Advantage Opportunity Fund
         Wells Fargo Advantage Discovery Fund

* The Wells Fargo Advantage Discovery Fund was organized as the successor fund to the Strong Discovery Fund II and the Strong Mid Cap Growth Fund II, with the former being the accounting survivor. The Wells Fargo Advantage Opportunity Fund was organized as the successor fund to the Strong Opportunity Fund II. The predecessor Strong Funds were reorganized into the Wells Fargo Advantage Variable Trust Funds effective at the close of business on April 8, 2005.

Please see the fund prospectuses for information regarding the Investment Options, including a discussion of the investment objectives, policies, restrictions and risks and the fees and expenses of each Investment Option.